Expense Example - Class I Shares - HAWAII MUNICIPAL BOND FUND - CLASS I SHARES For Participants	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	$ 1,259